Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements as of December 31 to the Form 5500 ($ in millions):

	2025	2024
Net assets available for benefits per the financial statements	$7,085.1	$6,464.2
Loans with no post-default payment activity that are deemed distributions	(1.9)	(2.0)
Net assets available for benefits per the Form 5500	$7,083.2	$6,462.2
The following is a reconciliation of the net increase prior to plan transfers per the financial statements to net income per the Form 5500 for the year ended December 31, 2025 ($ in millions):

Net increase in assets available for benefits prior to plan transfers per the financial statements	$603.1
Payments received post-default	0.1
Loan defaults previously deemed distributed that reached a distributable event	0.2
Interest payments on loans deemed distributed that have had no post-default payment activity	(0.2)
Deemed distributions	(0.1)
Net income per the Form 5500	$603.1